Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Interest income	$ 2,295	$ 840	$ 527
Discount on marketable securities, net	(144)	(32)	(217)
Exchange rate differences, net	(357)	208	(45)
Bank charges	(148)	(93)	(109)
Financial income, net	$ 1,646	$ 923	$ 156